5. GE Trademark License Agreement - GE Trademark License (Details) - USD ($)	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Quarter Three Report [Member]
GE Trademark License	$ 89,992		$ 61,690
Less: Impairment Charges
Less: Accumulated Amortization	$ (18,976)		$ (15,271)
Patents - net	71,016		46,419
Quarter One Report [Member]
GE Trademark License		$ 67,647
Less: Impairment Charges
Less: Accumulated Amortization		$ (16,287)
Patents - net		$ 51,360
GE Trademark License | Quarter Three Report [Member]
GE Trademark License	$ 12,000,000		$ 12,000,000
Less: Impairment Charges
Less: Accumulated Amortization	$ (4,260,870)		$ (2,434,783)
Patents - net	$ 7,739,130		$ 9,565,217